Balances Receivable from Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Related Party Transaction [Line Items]
Loans	₨ 7.4	$ 0.1	₨ 10.6
Other assets	2,155.2	28.4	3,018.6
Total	2,162.6	$ 28.5	3,029.2
Principal Owner
Related Party Transaction [Line Items]
Loans	0.0		0.0
Other assets	656.5		1,390.9
Total	656.5		1,390.9
Others
Related Party Transaction [Line Items]
Loans	7.4		10.6
Other assets	1,498.7		1,627.7
Total	₨ 1,506.1		₨ 1,638.3